Research and development costs (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Research and development expenditures expensed	€1,226	€1,305	€1,448
Amortization of capitalized development expenditures	1,250	1,358	1,456
Impairment and write-off of capitalized development expenditures	503	949	147
Total Research and development costs	€2,979	€3,612	€3,051